Commitments and Contingencies (Details) - USD ($)					12 Months Ended
	Jul. 25, 2023	Mar. 31, 2023	Mar. 13, 2023	Jan. 25, 2023	Dec. 31, 2023	Sep. 21, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Underwriting discount per unit (in Dollars per share)					$ 0.35
Aggregate deferred underwriting fee payable					$ 10,100,000
Deferred underwriting commissions.							$ 10,062,500
Net carrying amount						$ 362,250
Payment for fees					$ 2,000,000
Per share value (in Dollars per share)					$ 0.1
Percentage of gross proceeds from investors					2.00%
Percentage of gross proceeds released from trust account					2.00%
Discretionary fee					$ 500,000
Initial Public Offering [Member]
Commitments and Contingencies [Line Items]
Additional Units (in Shares)					3,750,000
Underwriting discount per unit (in Dollars per share)					$ 0.2
Underwriting expenses					$ 5,800,000
Aggregate shares (in Shares)				200,000
Common Stock [Member]
Commitments and Contingencies [Line Items]
Per share value (in Dollars per share)					$ 10
Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Liability of shares						9,700,250
Per share value (in Dollars per share)					10
Pubco Class V Common Stock [Member]
Commitments and Contingencies [Line Items]
Per share value (in Dollars per share)					$ 10
Payment to holders					$ 240,000,000
Consulting Agreement [Member]
Commitments and Contingencies [Line Items]
Payment for fees			$ 100,000
Founder shares (in Shares)			350,000		350,000
Fees payable upon signing of engagement letter			$ 100,000
Stock-based compensation expenses (in Shares)					1,701,444
Per Share fair value of founder shares (in Dollars per share)					$ 4.86
Stock-based compensation expenses		$ 1,701,444
Advisory Agreement [Member]
Commitments and Contingencies [Line Items]
Payment for fees					$ 500,000
Advisory Agreement [Member] | Common Stock [Member]
Commitments and Contingencies [Line Items]
Aggregate shares (in Shares)					50,000
Gold Sachs & Co. LLC [Member] | Initial Public Offering [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting commissions.						$ 10,062,500
Surviving Pubco [Member]
Commitments and Contingencies [Line Items]
Per share value (in Dollars per share)					$ 10
Payment to holders					$ 240,000,000
Surviving Pubco [Member] | Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Number of shares converted (in Shares)					1
Sponsor [Member]
Commitments and Contingencies [Line Items]
Aggregate shares (in Shares)				50,000
Third Parties [Member]
Commitments and Contingencies [Line Items]
Aggregate shares (in Shares)	40,000
Third Parties [Member] | Non-Redemption Agreement [Member] | Initial Public Offering [Member]
Commitments and Contingencies [Line Items]
Aggregate shares (in Shares)	200,000